[THE RESERVE FUNDS LOGO]

        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700     -     www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

TT/SEMI-ANNUAL 01/99

                [THE RESERVE FUNDS LOGO]
                       Founders of
                     "America's First
                          Money Fund"

       -------------------------------------------------------------------------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------


               TREASURER'S TRUST

                 PRIMARY INSTITUTIONAL FUND
                 U.S. GOVERNMENT INSTITUTIONAL FUND
                 U.S. TREASURY INSTITUTIONAL FUND
                 INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                      NOVEMBER 30, 1998

            RESERVE INSTITUTIONAL TRUST--PRIMARY INSTITUTIONAL FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

  PRINCIPAL                                                                       VALUE
    AMOUNT            NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 23.48%          (NOTE 1)
  ---------           -------------------------------------------------        ------------
                 DOMESTIC -- 4.86%
 $ 6,000,000     BankBoston, NA, 5.20%, 2/16/99..............................  $  6,000,000
   6,000,000     Chase Manhattan Bank U.S.A., Delaware, 5.20%, 2/5/99........     6,000,000
                                                                               ------------
                                                                                 12,000,000
                                                                               ------------

                 EURO -- 6.88%
   6,000,000     Abbey National PLC, 5.20%, 2/8/99...........................     6,000,000
   6,000,000     Norddeutsche Landesbank Girozentrale, 5.30%, 2/17/99........     6,000,128
   5,000,000     Svenska Handelsbanken, 5.30%, 12/2/98.......................     5,000,001
                                                                               ------------
                                                                                 17,000,129
                                                                               ------------

                 YANKEE -- 11.74%
   6,000,000     Banque Nationale de Paris, 5.13%, 12/7/98...................     6,000,133
   6,000,000     BHF Bank AG, 5.23%, 12/7/98.................................     6,000,000
   5,000,000     Canadian Imperial Bank of Commerce, 5.20%, 2/16/99..........     5,000,000
   6,000,000     Dresdner Bank, 5.12%, 12/3/98...............................     6,000,000
   6,000,000     Westdeutsche Landesbank Girozentrale, 5.12%, 12/3/98........     6,000,000
                                                                               ------------
                                                                                 29,000,133
                                                                               ------------

                 TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT...............    58,000,262
                                                                               ------------

                 COLLATERALIZED PROMISSORY NOTES -- 7.26% (B)
   6,000,000     Internationale Nederlanden (US) Funding Corp., 5.07%,
                  2/26/99....................................................     5,926,413
   6,000,000     Societe Generale, North America, Inc., 5.20%, 12/4/98.......     5,997,403
   6,000,000     Toronto-Dominion Holdings (U.S.A.), Inc., 5.26%, 12/2/98....     5,999,123
                                                                               ------------

                 TOTAL COLLATERALIZED PROMISSORY NOTES.......................    14,580,311
                                                                               ------------

                 REPURCHASE AGREEMENTS -- 68.82%
  63,000,000     Bear, Stearns & Co. Inc., 5.52%, 12/1/98 (collateralized by
                  18,274,012 FGRM, $46,084,753 FGRA, and $1,035,154 FNMS,
                  6.25% to 6.50%, due 11/15/23 to 11/1/28)...................    63,000,000
  37,000,000     DLJ Securities Corporation, 5.45%, 12/1/98 (collateralized
                  by $38,110,309 FMAR, due 4/1/33)...........................    37,000,000
  62,500,000     Prudential Securities Inc., 5.47%, 12/1/98 (collateralized by $10,329,541 FGRM, $3,164,293 FGPC, and $27,349,041 FNDN,
                  $12,441,789 FNRA and $10,822,653 FNRM, 6.25% to 6.50%, due
                  11/15/23 to 11/1/28).......................................    62,500,000
   7,500,000     Prudential Securities Inc., 5.20%, 12/1/98 (collateralized
                  by $7,626,133 U.S. Treasury Notes 4.00%, 10/31/00).........     7,500,000
                                                                               ------------
                 TOTAL REPURCHASE AGREEMENTS.................................   170,000,000
                                                                               ------------

                 TOTAL INVESTMENTS (COST $245,923,201).......................    99.56%   245,923,201
                 OTHER ASSETS, LESS LIABILITIES..............................      .44      1,090,554
                                                                                ------   ------------
                 NET ASSETS..................................................   100.00%  $247,013,755
                                                                                ======   ============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
                  247,013,755 SHARES OF BENEFICIAL INTEREST $.001 PAR VALUE
                  OUTSTANDING.........................................................          $1.00
                                                                                                  ---
                                                                                                  ---

                 THE STATEMENT OF NET ASSETS REPORTED ABOVE COMPRISES ALL OF THE CLASSES OF THE FUND.
                  THE NET ASSETS OF EACH CLASS IS AS FOLLOWS:

RESERVE PRIMARY INSTITUTIONAL FUND -- CLASS A...............  $131,335,709
RESERVE PRIMARY INSTITUTIONAL FUND -- CLASS B...............  $  4,541,841
RESERVE PRIMARY INSTITUTIONAL FUND -- TREASURER'S TRUST.....  $111,136,205
                                                              ------------
                                                              $247,013,755
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

       RESERVE INSTITUTIONAL TRUST -- U.S. GOVERNMENT INSTITUTIONAL FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

PRINCIPAL                                                                       VALUE
  AMOUNT                   REPURCHASE AGREEMENTS -- 98.77%                    (NOTE 1)
---------                  -------------------------------                   -----------
$3,000,000   Bear, Stearns & Co. Inc., 5.50%, 12/1/98 (collateralized by      $3,000,000
              $2,078,335 GNMA, 6.00% - 9.00%, due from 12/5/22 to
              9/15/28)...................................................
 2,000,000   Prudential Securities Inc., 5.15%, 12/1/98 (collateralized        2,000,000
              by $2,050,007 GNMA, 5.50% - 8.00%, due from 5/20/27 to
              10/15/28)..................................................
 3,000,000   Merrill Lynch GSI, 5.20%, 12/1/98 (collateralized by              3,000,000
              $3,091,853 GNMA, 7.00% - 11.50%, due from 8/15/00 to
              11/15/27)..................................................
 3,000,000   Salomon Brothers Inc., 5.25%, 12/1/98 (collateralized by          3,000,000
              $3,004,686 GNMA, 6.00% - 9.00%, due from 12/15/22 to
              9/15/28)...................................................
                                                                             -----------

             TOTAL INVESTMENTS (COST $11,000,000)........................    98.77%      11,000,000
             OTHER ASSETS, LESS LIABILITIES..............................     1.23          137,002
                                                                            ------      -----------
             NET ASSETS..................................................   100.00%     $11,137,002
                                                                            ======      ===========

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
              BASED ON 11,137,002 SHARES OF BENEFICIAL INTEREST $.001 PAR
              VALUE OUTSTANDING..........................................          $1.00
                                                                                   -----
                                                                                   -----

             THE STATEMENT OF NET ASSETS REPORTED ABOVE COMPRISES ALL OF THE CLASSES OF
              THE FUND. THE NET ASSETS OF EACH CLASS IS AS FOLLOWS:

RESERVE INSTITUTIONAL GOVERNMENT FUND -- CLASS A............  $         0
RESERVE INSTITUTIONAL GOVERNMENT FUND -- CLASS B............  $ 4,799,355
RESERVE INSTITUTIONAL GOVERNMENT FUND -- TREASURER'S
 TRUST......................................................  $ 6,337,647
                                                              -----------
                                                              $11,137,002
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE INSTITUTIONAL TRUST -- U.S. TREASURY INSTITUTIONAL FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

PRINCIPAL                                                                      VALUE
  AMOUNT                    U.S. TREASURY BILLS -- 99.24%                    (NOTE 1)
----------                  -----------------------------                   -----------
$4,900,000   3.76%,12/24/98..............................................   $ 4,888,229
 2,000,000   3.77%,1/7/99................................................     1,992,251
 4,500,000   3.85%,1/21/99...............................................     4,475,456
                                                                            -----------

             TOTAL INVESTMENTS (COST $11,355,936)........................    99.24%    11,355,936
             OTHER ASSETS, LESS LIABILITIES..............................      .76         86,607
                                                                            ------    -----------
             NET ASSETS..................................................   100.00%   $11,442,543
                                                                            ======    ===========

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
              BASED ON 11,442,543 SHARES OF BENEFICIAL INTEREST $.001 PAR
              VALUE OUTSTANDING..........................................         $1.00
                                                                                  -----
                                                                                  -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS (a) -- 100.57%               (NOTE 1)
  ---------                 -------------------------------------              -----------
                 ALABAMA -- 3.98%
   $500,000      Pell City IDA for General Signal Corp., 3.50%, 10/1/00......  $   500,000
                                                                               -----------

                 ARIZONA -- 11.94%
    500,000      Apache County IDA for Tucson Elec. Pwr Co., Ser. 83B, 3.20%,
                  12/15/18...................................................    5,000,000
    500,000      Pima County IDA PCR for Tucson Electric Project, 3.20%,
                  10/1/22....................................................      500,000
    500,000      Pima County IDA PCR for Tucson Electric Project, 3.15%,
                  12/1/22....................................................      500,000
                                                                               -----------
                                                                                 1,500,000
                                                                               -----------

                 CALIFORNIA -- 3.98%
    500,000      Grand Terrace Community Redevelopment Agency, 4.70%,
                  12/1/11....................................................      500,000
                                                                               -----------

                 COLORADO -- 3.98%
    500,000      Smith Creek Metropolitan District Eagle County, 3.15%,
                  10/1/35....................................................      500,000
                                                                               -----------

                 FLORIDA -- 3.98%
    500,000      Boca Raton IDA for Parking Garage Project, 3.78%, 12/1/14...      500,000
                                                                               -----------

                 GEORGIA -- 3.98%
    500,000      Hapeville IDA for Hapeville Hotel Partnership Project,
                  3.25%, 11/1/15.............................................      500,000
                                                                               -----------

                 LOUISIANA -- 7.94%
    500,000      Calcasieu Parish - Sales Tax District 4A, 3.10%, 9/1/99.....      500,000
    500,000      Louisiana Public Facilities Authority for W. Knighton
                  Project, 3.25%, 9/1/25.....................................      500,000
                                                                               -----------
                                                                                   970,700
                                                                               -----------

                 MICHIGAN -- 7.94%
    500,000      Jackson EDC for Thrifty Leoni Inc., Project, 3.53%,
                  12/1/14....................................................      500,000
    500,000      Michigan Job Development Authority for Hitachi Metals,
                  3.40%, 1/1/04..............................................      500,000
                                                                               -----------
                                                                                 1,000,000
                                                                               -----------

                 MINNESOTA -- 3.78%
    475,000      New Ulm CDA for Robert H. Bradley Project, 3.45%, 10/1/11...      475,000
                                                                               -----------

                 MISSOURI -- 3.98%
    500,000      Cole IDA for Mobine Manufacturing Series 85, 4.85%,
                  12/1/15....................................................      500,000
                                                                               -----------

                 NEW JERSEY -- 3.98%
    500,000      New Jersey EDA for Volvo of America Corp., 3.69%, 12/1/04...      500,000
                                                                               -----------

                 NORTH DAKOTA -- 3.98%
    500,000      Minot IDR for Finance Project, 4.20%, 12/1/02...............      500,000
                                                                               -----------

                 OKLAHOMA -- 3.98%
    500,000      Oklahoma IDA for Christian College, 4.63%, 7/1/15...........      500,000
                                                                               -----------

                 PENNSYLVANIA -- 5.57%
    500,000      Clarion County IDA Special Development Revenue Bonds for
                  Meritcare Project, Series A, 3.30%, 12/1/12................      500,000
    200,000      Dallastown Area School District GOB, 3.29%, 2/1/18..........      200,000
                                                                               -----------
                                                                                   700,000
                                                                               -----------

                 TENNESSEE -- 3.98%
    500,000      Chattanooga IDA for Baylor School Project, 3.20%, 11/1/16,
                  3.50%, 10/1/00.............................................      500,000
                                                                               -----------

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                TAX-EXEMPT OBLIGATIONS (a) -- (CONTINUED)             (NOTE 1)
  ---------               -----------------------------------------            -----------
                 TEXAS -- 11.66%
   $500,000      Harris County HFDC for Greater Houston Project, 3.20%,
                  11/1/25....................................................  $   500,000
    500,000      Midlothian IDC for Holnam Inc., 3.15%, 12/1/09..............      500,000
    465,000      Port Arthur IDC for American Petrofina, 3.30%, 5/1/03.......      500,000
                                                                               -----------
                                                                                 1,500,000
                                                                               -----------

                 UTAH -- 3.98%
    500,000      Salt Lake City IDR for Parkview Plaza Project, 3.28%,
                  12/1/14....................................................      500,000
                                                                               -----------

                 VIRGINIA -- 3.98%
    500,000      Hampton MFHRB Avalon at Hampton I-A Project, 3.10%,
                  6/15/26....................................................      500,000
                                                                               -----------

                 WISCONSIN -- 3.98%
    500,000      Green Bay IDA for St. Mary Cement Company Ltd., 4.00%,
                  11/1/00....................................................      500,000
                                                                               -----------

                 TOTAL INVESTMENTS (COST $12,640,000)........................   100.57%      12,640,000
                 LIABILITIES, LESS OTHER ASSETS..............................     (.57)         (71,958)
                                                                                ------      -----------
                 NET ASSETS..................................................   100.00%     $12,568,042
                                                                                ======      ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
                  12,199,798 SHARE OF BENEFICIAL INTEREST $.001 PAR VALUE
                  OUTSTANDING.........................................................            $1.00
                                                                                                    ---
                                                                                                    ---

                 THE STATEMENT OF NET ASSETS REPORTED ABOVE COMPRISES ALL OF THE CLASSES OF THE FUND.
                  THE NET ASSETS OF EACH CLASS IS AS FOLLOWS:

RESERVE INSTITUTIONAL INTERSTATE FUND -- CLASS A............  $   644,734
RESERVE INSTITUTIONAL INTERSTATE FUND -- CLASS B............  $       494
RESERVE INSTITUTIONAL INTERSTATE FUND -- TREASURER'S
 TRUST......................................................  $11,922,814
                                                              -----------
                                                              $12,568,042
                                                              ===========

---------------
(a) The interest rate is subject to change periodically. The rates reported are those of November 30, 1998. The securities are payable on demand and are collateralized by letter of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letter of credit.

                                    GLOSSARY

GNMA    --  Government National Mortgage Association Mortgage-Backed
            Pass-Through Securities
FMAR    --  FHLMC Adjustable Rate Mortgage-Backed Pass-Through
            Participation Certificates
FNAR    --  FNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
FNDN    --  FNMA Discount Note
TRIN    --  U.S. Treasury STRIPS
HFDC    --  Housing Finance Development Corp.
MFHRB   --  Multi-Family Housing Revenue Bonds
IDC     --  Industrial Development Corp
IDA     --  Industrial Development Authority
IDR     --  Industrial Development Revenue Bonds
EDC     --  Economic Development Corp.
EDA     --  Economic Development Authority
CDA     --  Commercial Development Authority
PCR     --  Pollution Control Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE INSTITUTIONAL TRUST--TREASURER'S TRUST

                            STATEMENTS OF OPERATIONS

            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998--(UNAUDITED)

                                                                                  U.S.            U.S.          INTERSTATE
                                                                 PRIMARY       GOVERNMENT       TREASURY        TAX-EXEMPT
                                                              INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                                  FUND            FUND            FUND             FUND
                                                              -------------   -------------   -------------   --------------
INTEREST INCOME (Note 1)....................................   $3,572,498       $150,750         $49,301         $242,890
                                                               ----------       --------         -------         --------

EXPENSES (Note 2)
  Comprehensive fees........................................      162,171          7,142           3,195           16,973
  Distribution Assistance (Note 2)..........................       87,958          4,901           1,816           11,805
  Other operating expenses..................................      138,981          5,093           2,656           11,948
                                                               ----------       --------         -------         --------
    Total Expenses..........................................      389,110         17,136           7,667           40,728
  Less: expenses waived (Note 2)............................           --             --          (2,252)              --
                                                               ----------       --------         -------         --------
    Net Expenses............................................      389,110         17,136           5,415           40,728
                                                               ----------       --------         -------         --------

NET INVESTMENT INCOME, representing Net Increase in Net
  Assets from Investment Operations.........................   $3,183,388       $133,614         $43,886         $201,309
                                                               ==========       ========         =======         ========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               INTERSTATE
                                      PRIMARY                   U.S. GOVERNMENT        U.S. TREASURY           TAX-EXEMPT
                                   INSTITUTIONAL                 INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
                            ----------------------------   -------------------------   -------------   --------------------------
                             SIX MONTHS                     SIX MONTHS                  SIX MONTHS      SIX MONTHS
                                ENDED        YEAR ENDED       ENDED       YEAR ENDED       ENDED          ENDED       YEAR ENDED
                            NOVEMBER 30,      MAY 31,      NOVEMBER 30,    MAY 31,     NOVEMBER 30,    NOVEMBER 30,     MAY 31,
                               1998(*)          1998         1998(*)       1998(a)      1998(*)(b)       1998(*)        1998(c)
                            -------------   ------------   ------------   ----------   -------------   ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM INVESTMENT
  OPERATIONS:
    Net investment income
      paid to shareholders
      as dividends (Note
      1)..................  $  (3,183,388)  $ (4,793,670)  $  (133,614)   $ (10,690)    $   (43,886)   $  (201,309)   $   (24,600)
                            -------------   ------------   ------------   ----------    -----------    ------------   -----------

FROM CAPITAL SHARE
  TRANSACTIONS (at net
  asset value of $1.00 per
  share):
  Net proceeds from sale
    of shares.............    340,178,433    228,845,244    18,380,985    3,874,557      14,867,249     21,459,718     14,845,121
  Dividends reinvested....      3,183,388      4,793,670       133,614       10,690          43,886        201,309         24,600
  Cost of shares
    redeemed..............   (403,925,830)   (63,946,334)  (15,438,301)    (623,898)     (3,468,592)   (23,769,149)      (838,785)
                            -------------   ------------   ------------   ----------    -----------    ------------   -----------
  Net increase (decrease)
    derived from capital
    share transactions and
    from investment
    operations............    (60,564,009)   169,692,580     3,076,298    3,261,349      11,442,543     (2,108,122)    14,030,936

NET ASSETS:
  Beginning of period.....  $ 171,700,214      2,007,634     3,261,349            0               0     14,030,936              0
                            -------------   ------------   ------------   ----------    -----------    ------------   -----------
  End of period...........  $ 111,136,205   $171,700,214   $ 6,337,647    $3,261,349    $11,442,543    $11,922,814    $14,030,936
                            =============   ============   ============   ==========    ===========    ============   ===========

---------------
(*) Unaudited.

(a) For the period from September 15, 1997 (Commencement of Operations) to May 31, 1998.

(b) For the period October 21, 1998 (Commencement of Operations) to November 30, 1998.

(c) For the period from May 13, 1998 (Commencement of Operations) to May 31,
    1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES:

    --------------------------------
    Reserve Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940 as a nondiversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

    A. The Trust's authorized shares of beneficial interest are unlimited, and currently are divided into four series: Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional (collectively the "Funds"). Additionally, each Fund is divided into four classes of shares: Class A, Class B, Class C and Treasurer's Trust. Each Class has the same investment objective as its respective Fund, however, each Class carries a different expense ratio.

    B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, for the purpose of computing the average-weighted life to maturity, floating or variable rate instruments, in which the Fund may invest, will be deemed to be: (1) the notice period required before the Fund is entitled to receive payment of principal or, (2) the period remaining until the instrument's next interest rate adjustment.

    C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

    D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

    E. The Trust's custodian holds the securities owned subject to repurchase agreements. The Trust's investment adviser determines that the resale amount of the repurchase agreement is fully collateralized.

    F. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

    G. Expenses are allocated based on a Fund or Class' net assets or number of shareholder accounts. Those expenses recognized as directly attributable to a specific Fund or Class are charged to that Fund or Class directly.

    H. The Trusts may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Funds' Board of Trustees. The Funds' Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

(2) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    --------------------------------------------------------
    Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund. RMCI manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI charges each Class a comprehensive management fee of 0.25% of the average daily net assets.

    Each Fund's operating expenses is limited to an annual rate of .25% for Class A, .45% for Class B and .60% for Treasurer's Trust of each Class' average daily net assets. The operating expense limitation does not include brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses. During the six months ended November 30, 1998, RMCI voluntarily waived $2,252 of Treasurer's Trust total expenses.

    DISTRIBUTION ASSISTANCE AND SHAREHOLDER SERVICE

    ------------------------------------------------

    Pursuant to a Plan of Distribution, each Fund makes payments to firms for distribution assistance and administrative services provided to shareholders of Class C and D at an annual rate of .25% and .50%, respectively. No payments have been made since, to date, both Class C and D have not begun operations. Under the Plan, shareholders of Class B, C and D may make payments to firms (including RMCI) providing shareholder service, including maintaining shareholder accounts, responding to shareholder inquiries and providing certain other services.

(3) MANAGEMENT'S USE OF ESTIMATES:

    ----------------------------------

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4) COMPOSITION OF NET ASSETS:

    -----------------------------

    At November 30, 1998, the composition of each Fund's net assets was as follow:

                                                                                                        INTERSTATE
                                                      PRIMARY       U.S. GOVERNMENT    U.S. TREASURY    TAX-EXEMPT
                                                    ------------    ---------------    -------------    -----------
    Par Value.....................................  $    247,014      $    11,137       $    11,443     $    12,568

    Paid-in-Capital...............................   246,766,741       11,125,865        11,431,100      12,555,474
                                                    ------------      -----------       -----------     -----------

    Net Assets....................................  $247,013,755      $11,137,002       $11,442,543     $12,568,042
                                                    ============      ===========       ===========     ===========

(5) FINANCIAL HIGHLIGHTS:

    ----------------------

    Contained below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated. The information should be read in conjunction with the accompanying financial data and related notes.

    TREASURER'S TRUST

                                                                                         U.S. TREASURY          INTERSTATE
                                           PRIMARY                U.S. GOVERNMENT        INSTITUTIONAL          TAX-EXEMPT
                                     INSTITUTIONAL FUND         INSTITUTIONAL FUND           FUND           INSTITUTIONAL FUND
                                   -----------------------    -----------------------    -------------    -----------------------
                                    SIX MONTHS     PERIOD      SIX MONTHS     PERIOD        PERIOD         SIX MONTHS     PERIOD
                                      ENDED         ENDED        ENDED         ENDED         ENDED           ENDED         ENDED
                                   NOVEMBER 30,    MAY 31,    NOVEMBER 30,    MAY 31,    NOVEMBER 30,     NOVEMBER 30,    MAY 31,
                                     1998(*)       1998(A)      1998(*)       1998(B)     1998(C)(*)        1998(*)       1998(D)
                                   ------------    -------    ------------    -------    -------------    ------------    -------
     Net asset value at beginning
       of year...................    $1.0000       $1.0000      $1.0000       $1.0000       $1.0000         $1.0000       $1.0000
                                     -------       -------      -------       -------       -------         -------       -------

     Net investment income from
       investment operations.....      .0248         .0322        .0236         .0036         .0039           .0149         .0018

     Less dividends from net
       investment income.........     (.0248)       (.0322)      (.0236)       (.0036)       (.0039)         (.0149)       (.0018)
                                     -------       -------      -------       -------       -------         -------       -------

     Net asset value at end of
       period....................    $1.0000       $1.0000      $1.0000       $1.0000       $1.0000         $1.0000       $1.0000
                                     =======       =======      =======       =======       =======         =======       =======

     Total Return................       4.94%         5.13%        4.76%         4.85%         3.50%           2.99%         3.40%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------
     Net assets end of period
      (millions).................    $ 111.1       $ 171.7      $   6.3       $   3.3       $  11.4         $  11.9       $  14.0
     Ratio of expenses to average
       net assets(e).............        .60%          .60%         .60%          .60%          .44%            .60%          .60%
     Ratio of net investment
       income to average net
       assets(e).................       4.87%         5.00%        4.71%         4.73%         3.44%           2.97%         3.33%

---------------
    (*) Unaudited
    (a) From October 15, 1997 (Commencement of Operations) to May 31, 1998.
    (b) From September 15, 1997 (Commencement of Operations) to May 31, 1997.
    (c) From October 21, 1997 (Commencement of Operations) to May 31, 1998.
    (d) From May 13, 1998 (Commencement of Operations) to May 31, 1998.
    (e) Annualized.